Short-Term Borrowings - Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
January 1, 2019	$ 5,899
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(1,957)
December 31, 2019	4,220	$ 5,899
Beginning balance	20,000
Beginning balance	164,000
Other Changes:
Ending Balance	57,339	20,000
Ending Balance	164,000	164,000
Short-term borrowings [member]
IFRS Statement [Line Items]
Beginning balance	20,000
Beginning balance	164,000
Other Changes:
Ending Balance	57,339	20,000
Ending Balance	164,000	164,000
Unsecured Borrowings
IFRS Statement [Line Items]
Beginning balance	20,000
Change from financing cash flows:
Proceeds from borrowings	244,224	40,000
Repayment from borrowings	(207,006)	(20,000)
Total Change From Financing Cash Flows	37,218	20,000
Other Changes:
Effect of exchange rate changes	121
Total liability-related other changes	121
Ending Balance	57,339	20,000
Secured Borrowings
IFRS Statement [Line Items]
Beginning balance	164,000	147,000
Change from financing cash flows:
Proceeds from borrowings	158,000	91,000
Repayment from borrowings	(158,000)	(74,000)
Total Change From Financing Cash Flows		17,000
Other Changes:
Ending Balance	$ 164,000	$ 164,000